Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-6779 - PremierSolutions Standard (Series A-II)

Supplement dated October 1, 2026 to Prospectus dated May 1, 2026

Effectively immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•AB International Value Fund - Class A
•AB Sustainable International Thematic Fund - Class A
•Alger Mid Cap Growth Institutional Fund - Class I
•American Century Investments® Disciplined Core Equity Fund - A Class
•American Century Investments® Ginnie Mae Fund - A Class
•American Century Investments® Small Company Fund - A Class
•American Funds® The Bond Fund of America® - Class R-3
•BlackRock Advantage Large Cap Growth Fund - Investor A Shares
•BNY Mellon Midcap Index Fund, Inc. - Investor Shares
•Calamos Global Equity Fund - Class A
•Calvert Bond Fund - Class A
•Calvert Income Fund - Class A
•ClearBridge Small Cap Growth Fund - Class FI
•Columbia Intrinsic Value Fund - Institutional Class
•Columbia Select Mid Cap Value Fund - Institutional Class
•Columbia Seligman Global Technology Fund - Class A
•Domini Impact Equity Fund℠ - Investor Shares
•DWS Emerging Markets Fixed Income Fund - Class A
•DWS International Opportunities Fund - Class A
•Eaton Vance Dividend Builder Fund - Class A
•Federated Hermes Kaufmann Fund - Class R
•Fidelity Advisor® Leveraged Company Stock Fund - Class M
•Franklin Mutual Beacon Fund - Class A
•Franklin Small Cap Value Fund - Class A
•Frost Growth Equity Fund - Investor Class
•Goldman Sachs Small/Mid Cap Growth Fund - Class A
•Hartford Global Impact Fund - Class R4
•Hartford International Equity Fund - Class R4
•Hartford Moderate Allocation Fund - Class R4
•Hartford Moderately Aggressive Allocation Fund - Class R4
•Invesco American Franchise Fund - Class A
•Invesco Balanced-Risk Commodity Strategy Fund - Class A
•Invesco Developing Markets Fund - Class A
•Invesco International Diversified Fund - Class A
•Invesco Rising Dividends Fund - Class A
•JPMorgan Core Bond Fund - Class A
2026-PROSUPP-18

•JPMorgan Large Cap Growth Fund - Class A
•JPMorgan Small Cap Equity Fund - Class A
•JPMorgan Small Cap Growth Fund - Class A
•JPMorgan Small Cap Value Fund - Class A
•JPMorgan SmartRetirement® 2025 Fund - Class A
•JPMorgan SmartRetirement® 2030 Fund - Class A
•JPMorgan SmartRetirement® 2035 Fund - Class A
•JPMorgan SmartRetirement® 2040 Fund - Class A
•JPMorgan SmartRetirement® 2045 Fund - Class A
•JPMorgan SmartRetirement® 2050 Fund - Class A
•JPMorgan SmartRetirement® 2055 Fund - Class A
•JPMorgan SmartRetirement® 2060 Fund - Class A
•JPMorgan SmartRetirement® 2065 Fund - Class A
•JPMorgan SmartRetirement® Income Fund - Class A
•JPMorgan U.S. Equity Fund - Class A
•Lord Abbett Affiliated Fund - Class A
•Lord Abbett Developing Growth Fund - Class A
•Lord Abbett International Equity Fund - Class A
•MassMutual Global Fund - Class R4
•MassMutual Overseas Fund - Class R4
•MassMutual Small Cap Growth Equity Fund - Class R4
•MassMutual Small Cap Opportunities Fund - Class R4
•MFS® Growth Fund - Class R3
•MFS® Technology Fund - Class R3
•Nomura Small Cap Growth Fund - Class Y
•Nuveen Dividend Growth Fund - Class A
•Nuveen Small/Mid Cap Growth Opportunities Fund - Class A
•Oakmark Equity and Income Fund - Investor Class
•The Hartford Balanced Income Fund - Class R4
•The Hartford Capital Appreciation Fund - Class R4
•The Hartford Checks and Balances Fund - Class R4
•The Hartford Conservative Allocation Fund - Class R4
•The Hartford Dividend and Growth Fund - Class R4
•The Hartford Equity Income Fund - Class R4
•The Hartford Growth Opportunities Fund - Class R4
•The Hartford Healthcare Fund - Class R4
•The Hartford High Yield Fund - Class R4
•The Hartford Inflation Plus Fund - Class
•The Hartford International Opportunities Fund - Class R4
•The Hartford Midcap Fund - Class R4
•The Hartford MidCap Value Fund - Class R4
•The Hartford Small Company Fund - Class R4
•The Hartford Total Return Bond Fund - Class R4
•UBS Global Allocation Fund - Class A
•Victory Diversified Stock Fund - Class A
•Victory Pioneer Global Equity Fund - Class A
•Victory Pioneer Mid Cap Value Fund - Class A
•Virtus NFJ International Value Fund - Class A

Effectively immediately, the following funds are added to the table of funds in the “Appendix A – General Account Options and Underlying Funds” section of the above-referenced product Prospectus (all other information in the table of funds remains unchanged):

2026-PROSUPP-18

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Nuveen International Value Fund - Class A*	1.15%	35.74%	11.65%	7.87%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
US Fund Foreign Large Blend	Thornburg International Equity Fund - Class R4* (Effective 2/1/2026, the subaccount is closed to new investors)	1.15%	33.79%	8.95%	8.92%
	Adviser: Thornburg Investment Management Inc
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-18